PHOENIX MID-CAP VALUE FUND,
                        A SERIES OF PHOENIX EQUITY TRUST

                Supplement dated April 9, 2007 to the Prospectus and Statement of Additional Information dated October 31, 2006, as supplemented November 17, 2006, December 6, 2006 and December 26, 2006


IMPORTANT NOTICE TO INVESTORS

         Effective on May 7, 2007, the Phoenix Mid-Cap Value Fund will no longer be available for purchase by new investors, other than as described below. The fund will continue to be available for purchase by existing investors; however, the fund reserves the right to refuse any order that may disrupt the efficient management of the fund.

         The following subsection is hereby added under the heading "How to Buy Shares" in the fund's Prospectus and Statement of Additional Information.

         IMPORTANT INFORMATION ABOUT THE PHOENIX MID-CAP VALUE FUND

         Effective on May 7, 2007, the Phoenix Mid-Cap Value Fund will no longer be available for purchase by new investors. The fund will continue to be available for purchase by existing investors; however, the fund reserves the right to refuse any order that may disrupt the efficient management of the fund. Only the following investors may make purchases in the fund after the closing date:

         o Current shareholders of the fund may continue to add to their accounts through the purchase of additional shares and through the reinvestment of dividends and capital gains.
         o Exchanges into the fund may be made only by shareholders with an existing account in the fund.
         o An investor who has previously entered into a letter of intent with the distributor prior to the closing date may fulfill the obligation.
         o Trustees of the fund, employees of Phoenix and of Sasco, and their family members, may continue to open new accounts.
         o The fund will also remain open to Defined Contribution retirement plans and will continue to accept payroll contributions and other types of purchase transactions into the fund from both existing and new participants and existing and new plans. Examples of Defined Contribution plans include 401(k), 403(b) and 457 plans.

         The fund and the Distributor reserve the right to modify these policies at any time, including on a case-by-case basis.

         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND
           STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PXP 691/Close MCVF (4/07)